Fair Value Measurements and Hedging- Amortized cost and fair value of AFS debt securities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities [Abstract]
Debt Securities, Available-for-Sale, Amortized Cost	$ 1,408
Debt Securities, Available-for-Sale, Unrealized Gain (Loss)	109
Debt Securities, Available-for-Sale	1,517	$ 0
AFS Debt Securities [Member]
Debt Securities [Abstract]
Debt Securities, Available-for-Sale, Amortized Cost	1,408
Debt Securities, Available-for-Sale, Unrealized Gain (Loss)	109
Debt Securities, Available-for-Sale	$ 1,517